Royalty and option income (Details Narrative) - Others [Member] - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Dec. 31, 2022	Sep. 30, 2022
Royalty and Option Income [Line Items]
Advance mineral royalty payment	$ 48	$ 386
Option income	$ 99	$ 450